OIL AND GAS PROPERTIES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Proved developed producing oil and gas properties United States cost center	$ 78,433,316	$ 78,433,316	$ 78,433,316
Accumulated depreciation, depletion and amortization	78,371,409	(78,370,049)
Accumulated depreciation, depletion and amortization		78,370,049	78,364,432
Proved developed producing oil and gas properties, net	61,907	63,267	68,884
Accumulated depreciation, depletion and amortization		(78,370,049)	$ (78,364,432)
Depletion And Adjustment [Member]
Proved developed producing oil and gas properties United States cost center	0	0
Accumulated depreciation, depletion and amortization	1,360	5,617
Proved developed producing oil and gas properties, net	(1,360)	(5,617)
Accumulated depreciation, depletion and amortization	$ (1,360)	$ (5,617)